Short-Term and Long-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2023
Short-Term and Long-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following at March 31, 2023:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Hua Xia Bank		500,000	72,806	5/24/2022	5/11/2023	4.65%
Total	RMB	500,000	$72,806
Long-term borrowings consisted of the following at March 31, 2023:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,980,000	1,453,200	4/28/2022	4/25/2025	4.35%
Agricultural Bank		9,990,000	1,454,657	12/9/2022	12/8/2025	3.95%
Agricultural Bank		9,990,000	1,454,657	12/15/2022	12/13/2025	3.95%
Total	RMB	29,960,000	$4,362,514
Short-term borrowings consisted of the following at September 30, 2022:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		7,000,000	$984,044	11/12/2021	11/11/2022	4.35%
Agricultural Bank		9,990,000	1,404,372	11/23/2021	11/22/2022	4.35%
Agricultural Bank		9,500,000	1,335,489	12/1/2021	11/25/2022	4.35%
Agricultural Bank		5,700,000	801,293	12/23/2021	12/22/2022	4.30%
Agricultural Bank		9,990,000	1,404,372	12/29/2021	12/10/2022	4.35%
Agricultural Bank		5,000,000	702,889	1/6/2022	1/4/2023	4.35%
Agricultural Bank		8,400,000	1,180,853	3/7/2022	3/2/2023	4.35%
Agricultural Bank		9,990,000	1,404,372	8/5/2022	8/3/2023	4.30%
Hua Xia Bank		500,000	70,289	1/28/2022	1/15/2023	4.65%
Hua Xia Bank		9,000,000	1,265,200	4/26/2022	4/15/2023	4.65%
Hua Xia Bank		9,500,000	1,335,489	5/24/2022	5/11/2023	4.65%
Total	RMB	84,570,000	$11,888,662

Long-term borrowings consisted of the following at September 30, 2022:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,900,000	$1,391,720	3/17/2022	3/16/2025	4.35%
Agricultural Bank		9,950,000	1,398,749	3/18/2022	3/5/2025	4.35%
Agricultural Bank		9,850,000	1,384,691	3/18/2022	2/25/2025	4.35%
Agricultural Bank		9,900,000	1,391,720	3/18/2022	2/15/2025	4.35%
Agricultural Bank		6,600,000	927,813	3/31/2022	3/25/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/19/2022	4/17/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/28/2022	4/25/2025	4.35%
Total	RMB	66,160,000	$9,300,625

Schedule of Maturity Analysis of Long-Term Borrowings	The following is a maturity analysis of long-term borrowings as of March 31, 2023:
	RMB	USD
Years ending March 31,
2024	300,000	43,683
2025	350,000	50,964
2026	29,310,000	4,267,867
2027	-	-
2028 and thereafter	-	-
Total	29,960,000	4,362,514

Schedule of Short-Term Bank Borrowings are Pledged by part of its Land Use Rights	The Company’s short-term bank borrowings are pledged by part of its land use rights as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:
	March 31, 2023	September 30, 2022
Land use right – mortgaged portion	$657,829	$617,430
Total	657,829	$617,430